LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
LOSS PER SHARE

NOTE 19 – LOSS PER SHARE

a.	Basic loss per share

The computation of basic loss per share was based on the net loss attributable to ordinary shares divided by the weighted average number of ordinary shares outstanding.

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Net loss attributed to the ordinary shares	$(1,729)	$(5,301)	$(14,403)

Weighted average number of ordinary shares

	Year Ended December 31,
	2018	2017	2016
	Number of shares in thousands
Balance at the beginning of the year	264,495	262,917	259,581
The effect of private placement and rights offering	12,908	-	2,716
The effect of exercise of options into shares	262	1,192	245
Weighted average number of ordinary shares used in computation of basic loss per share	277,665	264,109	262,542

b.	Diluted loss per share

The computation of diluted loss per share was based on the net loss attributed to the ordinary shares divided by the weighted average number of ordinary shares outstanding, after adjustment for all potentially dilutive ordinary shares, as follows:

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Net loss used in computation of basic earnings per share	$(1,729)	$(5,301)	$(14,403)
Changes in the fair value of the Viola warrants and Warrants (Series 4), which are classified as a liability	(2,434)	(1,785)	-
Net loss attributed to the ordinary shares (diluted)	$(4,163)	$(7,086)	$(14,403)

Weighted average number of ordinary shares (diluted)

	Year Ended December 31,
	2018	2017	2016
	Number of shares in thousands
Weighted average number of ordinary shares used in computation of basic loss per share	277,665	264,109	262,542
Effect of the exercise of the Viola warrants and Warrants (Series 4)	43,246	39,877	-
Weighted average number of ordinary shares used in computation of diluted loss per share per share	320,911	303,986	262,542

In the calculation of the weighted average number of ordinary shares (diluted) for the year ended December 31, 2018, 3,369,797 shares in respect of convertible notes, 33,438,454 shares in respect of the Viola Warrants, 32,412,199 shares in respect of options and 3,441,420 shares in respect of RSUs granted to employees, directors and consultants were not included, due to their anti-dilutive effect.

In the calculation of the weighted average number of ordinary shares (diluted) for the year ended December 31, 2017, 23,588,582 shares in respect of convertible notes, 32,719,056 shares in respect of options and 3,242,632 shares in respect of RSUs granted to employees, directors and consultants were not included, due to their anti-dilutive effect.

In the calculation of the weighted average number of ordinary shares (diluted) for the year ended December 31, 2016, 40,075,289 shares in respect of convertible notes, 33,438,454 shares in respect of the Viola Warrants, 6,438,152 shares in respect of Warrants (Series 4) and 36,779,259 shares in respect of options and 3,398,889 shares in respect of RSUs granted to employees, directors and consultants were not included, due to their anti-dilutive effect.